FORM N-SAR
                               SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:    /  /    (a)
             or fiscal year ending: 12/31/2000 (b)

Is this a transition report?: (Y/N)                                   __N__

Is this an amendment to a previous filing? (Y/N)                      __N__

Those items or sub-items with a star after the item number should be completed only if the answer has changed from the previous filing on this form:


1.   A.  Registrant Name: Pruco Life of New Jersey Variable Appreciable Account
     B.  File Number: 811-3974
     C.  Telephone Number: 973-802-6000

2.   A.  Street: 213 Washington Street
     B.  City: Newark    C.  State: NJ    D.  Zip Code: 07102    Zip Ext:2992
     E.  Foreign Country: ______________  Foreign Postal Code: ______________

3.   Is this the first filing on this form by Registrant?(Y/N)        __N__

4.   Is this the last filing on this form by Registrant?(Y/N)         __N__

5.   Is Registrant a small business investment company (SBIC)?(Y/N)   __N__

6.   Is Registrant a unit investment trust(UIT)?(Y/N)                 __Y__
     (If answer is "Y" (yes) complete only items 111 through 132)

7.   A. Is Registrant a series or multiple portfolio company?(Y/N)    __N__
     (If answer is "N" (No), go to item 8.)

     B. How many separate series or portfolios did Registrant have at the end of the period?


SCREEN NUMBER: 01           PAGE NUMBER: 01


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For period ending 12/31/2000                             If filing more than one
File number 811-3974                                     Page 2, "X":

     C. List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THE SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFORMATION IS REQUIRED EACH TIME THE FORM IS FILED.

                                                              Is this the
Series                                                        last filing
Number                Series Name                           for this series?
------                -----------                           ----------------

    1                                                            (Y/N)









SCREEN NUMBER: 02           PAGE NUMBER: 02

(NOTE: See item D(8) of the general instructions to the form for information on how to complete the form for series companies.)


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For period ending 12/31/2000                             If filing more than one
File number 811-3974                                     Page 47, "X":

UNIT INVESTMENT TRUSTS

111.*  A.  Depositor Name: Pruco Life Insurance Company of New Jersey
       B.  File Number (If any): ____________________________
       C.  City: Newark     State: NJ     Zip Code: 07102      Zip Ext: _____
       D.  Foreign Country: ____________  Foreign Postal Code: ______________

111.*  A.  Depositor Name:
       B.  File Number (If any): ____________________________
       C.  City: _________  State: _____  Zip Code: _________  Zip Ext: _____
       D.  Foreign Country: ____________  Foreign Postal Code: ______________

112.*  A.  Sponsor Name:
       B.  File Number (If any): ____________________________
       C.  City:__________  State: _____  Zip Code: _________  Zip Ext: _____
       D.  Foreign Country: ____________  Foreign Postal Code: ______________

112.*  A.  Sponsor Name:
       B.  File Number (If any):
       C.  City:__________  State: _____  Zip Code: _________  Zip Ext: _____
       D.  Foreign Country: ____________  Foreign Postal Code: ______________

SCREEN NUMBER: 55           PAGE NUMBER: 47

For period ending 12/31/2000                             If filing more than one
File number 811-3974                                     Page 48, "X":


113.   A.  Trustee Name:
       B.  City: _________  State: _____  Zip Code: _________  Zip Ext: _____
       Foreign Country: ________________  Foreign Postal Code: ______________

113.   A.  Trustee Name:
       B.  City: _________  State: _____  Zip Code: _________  Zip Ext: _____
       Foreign Country: ________________  Foreign Postal Code: ______________

114.*  A.  Principal Underwriter Name:
       B.  File Number: 8-
       C.  City: _________  State: _____  Zip Code: _________  Zip Ext: _____
       D.  Foreign Country: ____________  Foreign Postal Code: ______________

114.   A.  Principal Underwriter Name: Pruco Securities Corporation
       B.  File Number: 8-16402
       C.  City: Newark     State: NJ     Zip Code: 07102      Zip Ext: 3777
       D.  Foreign Country: ____________  Foreign Postal Code: ______________

115.   A.  Independent Public Accountant Name: PRICEWATERHOUSECOOPERS, LLC.
       B.  City: New York   State: NY     Zip Code: 10036      Zip Ext: _____
       Foreign Country: ________________  Foreign Postal Code: ______________

115.   A.  Independent Public Accountant Name:
       B.  City: _________  State: _____  Zip Code: _________  Zip Ext: _____
       Foreign Country: ________________  Foreign Postal Code: ______________


SCREEN NUMBER: 56           PAGE NUMBER: 48

For period ending 12/31/2000                             If filing more than one
File number 811-3974                                     Page 49, "X":

116.*  A.  Is Registrant part of a family of investment
           companies?(Y/N)                                            __Y__

       B.  Identify the family in 10 letters:   PRUDENTIAL
       (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.*  A.  Is Registrant a separate account of an insurance
           company?(Y/N)                                              __Y__

       If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

       B.  Variable annuity contracts?(Y/N):                          __N__

       C.  Scheduled premium variable life contracts:                 __N__

       D.  Flexible premium variable life contracts:                  __Y__

       E.  Other types of insurance products registered under the
           Securities Acts of 1933?(Y/N)                              __N__

118.*  State the number of series existing at the end of
       the period that had securities registered under the
       Securities Act of 1933                                         __2__

119.   State the number of new series for which
       registration statements under the Securities Act of
       1933 became effective during the period                        _____

120.*  State the total value of the portfolio securities on
       the date of deposit for the new series included in
       item 119 ($000's omitted)                                      _____

121.*  State the number of series for which a current
       prospectus was in existence at the end of the period           _____

122.*  State the number of existing series for which
       additional units were registered under the
       Securities Act of 1933 during the period                       __4__

SCREEN NUMBER: 57       PAGE NUMBER: 49

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For period ending 12/31/2000                             If filing more than one
File number 811-3974                                     Page 50, "X":

123.*  State the total value of the additional units
       considered in answering item 122 ($000's omitted)             $(27,238)

124.*  State the total value of units prior series that
       were placed in the portfolios of subsequent series
       during the current period (the value of these units
       is to be measured on the date they were placed in
       the subsequent series)($000's omitted)                             000

125.*  State the total dollar amount of sales loads
       collected (before reallowances to other brokers or
       dealers) by Registrant's principal underwriter and
       any underwriter which is an affiliated person of the
       principal underwriter during the current period
       solely from the sale of units of all series of
       Registrant ($000's omitted)                                        000

126.   Of the amounts shown in item 125, state the total
       dollar amount of sales loads collected from
       secondary market operations in Registrant's units
       (include the sales loads, if any, collected on units
       of a prior series placed in the portfolio of a
       subsequent series.)($000's omitted)                                000

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                   Number of  Total Assets      Total Income
                                    Series       ($000's        Distributions
                                   Investing    omitted)       ($000's omitted)
                                   ---------    --------       ----------------

A.  U.S. Treasury direct issue
B.  U.S. Government agency
C.  State and municipal tax-free
D.  Public utility debt
E.  Brokers or dealers debt or
    debt of brokers' or dealers'
    parent
F.  All other corporate intermed.
    & long term debt
G.  All other corporate short-
    term debt
H.  Equity securities of brokers
    or dealers or parents of
    brokers or dealers
I.  Investment company equity
    securities
J.  All other equity securities         1      $829,849
K.  Other securities
L.  Total assets of all series of       1      $829,849
     Registrant


SCREEN NUMBER: 58           PAGE NUMBER: 50


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For period ending 12/31/2000                             If filing more than one
File number 811-3974                                     Page 51, "X":

128.*  Is the timely payment of principal and interest on
       any of the portfolio securities held by any of
       Registrant's series at the end of the current period
       insured or guaranteed by an entity other than the
       issuer?(Y/N)                                                   _____

129.*  Is the issuer of any instrument covered in item 128
       delinquent or in default as to payment of principal
       or interest at the end of the current period?(Y/N)             _____

130.*  In computations of NAV or offering price per unit,
       is any part of the value attributed to instruments
       identified in item 129 derived from insurance or
       guarantees?(Y/N)                                               _____

131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted)
                                                                      $ 4,251

132.*  List the "811" (Investment Company Act of 1940)
       registration number for all Series of Registrant
       that are being included in this filing:                        _____


          811-3974         811-             811-           811-
          811-             811-             811-           811-
          811-             811-             811-           811-
          811-             811-             811-           811-
          811-             811-             811-           811-
          811-             811-             811-           811-
          811-             811-             811-           811-
          811-             811-             811-           811-


SCREEN NUMBER: 59           PAGE NUMBER:51


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This report is signed on behalf of the registrant in the City of Newark and
State of New Jersey on the 28th day of February, 2001.


PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY


BY: /s/ William J. Eckert               WITNESS: /s/ William Sues
    --------------------------------             -------------------------------
        William J. Eckert                            William Sues
        Vice President                               Director, Separate Accounts
        Chief Accounting Officer